Changes in TotalEnergies' perimeter	12 Months Ended
Dec. 31, 2023
Changes in TotalEnergies' perimeter
Changes in TotalEnergies' perimeter

Note 2 Changes in TotalEnergies’ perimeter

2.1 Main acquisitions and divestments

In 2023, the main changes in TotalEnergies perimeter were as follows:

➢Exploration & Production
●	In March 2023, TotalEnergies has signed an agreement with CEPSA to acquire CEPSA’s upstream assets in the United Arab Emirates. The assets to be acquired are:
o	a 20% participating interest in the Satah Al Razboot (SARB), Umm Lulu, Bin Nasher and Al Bateel (SARB and Umm Lulu) offshore concession.

The SARB and Umm Lulu concession includes two major offshore fields. ADNOC holds a 60% interest in this concession, alongside OMV (20%). The concession is operated by ADNOC Offshore.

o	a 12.88% indirect interest in the Mubarraz concession held by Abu Dhabi Oil Company Ltd (ADOC), through the acquisition of 20% of Cosmo Abu Dhabi Energy Exploration & Production Co. Ltd (CEPAD), a company holding a 64.4% interest in ADOC. The Mubarraz concession is comprised of four producing offshore fields.

The SARB and Umm Lulu transaction was completed on March 15, 2023. The Mubarraz transaction was not completed following Cosmo’s decision to exercise its right of first refusal on the proposed transaction on April 21, 2023 in accordance with the terms of the agreements.

●	On September 28, 2023, TotalEnergies EP Angola Block 20 has finalized the sale to Petronas Angola E&P Ltd (PAEPL), a company belonging to the Petronas group of companies, of a 40% interest in Block 20 in the Kwanza Basin in Angola. The transaction was completed for an amount of $400 million, subject to customary price adjustments. TotalEnergies retains the operatorship and a 40% interest in Block 20, alongside PAEPL (40%) and Sonangol Pesquisa e Produção S.A. (20%).
●	On April 27, 2023, TotalEnergies announced the signature of an agreement with Suncor Energy Inc. for the sale of the entirety of the shares of TotalEnergies EP Canada Ltd. The transaction was subject to the waiver of TotalEnergies EP Canada Ltd’s partners pre-emption rights.

On May 26, 2023, ConocoPhillips has notified that it is exercising its preemption right to purchase the 50% interest in the Surmont asset. On October 4, 2023, TotalEnergies EP Canada Ltd. has finalized the sale to ConocoPhillips of its 50% interest in the Surmont oil sands asset and associated midstream commitments. The transaction, for a base amount of $4.03 billion Canadian dollar (about US$3.0 billion) plus up to $440 million Canadian dollar (about US$330 million) in contingent payments. Including adjustments, TotalEnergies received a cash payment at closing of $3.7 billion Canadian dollar (about US$2.75 billion).

On November 20, 2023, TotalEnergies has completed the sale to Suncor of the entirety of the shares of TotalEnergies EP Canada Ltd., comprising notably its participation in the Fort Hills oil sands asset and associated midstream commitments. The consideration for the transaction is $1.47 billion Canadian dollar (about US$1.1 billion). Including adjustments, TotalEnergies received a cash payment at closing of $1.83 billion Canadian dollar (about US$1.3 billion).

➢Integrated LNG
●	On June 12, 2022, following the request for proposals in relation to partner selection for the North Field East (NFE) liquified natural gas project, TotalEnergies has been awarded, a 25% interest in a new joint venture (JV), alongside the national company QatarEnergy (75%). The new JV will hold a 25% interest in the 32 million tons per annum (Mtpa) NFE project, equivalent to one 8 Mtpa LNG train. The acquisition of the interest in this project was finalized in January 2023.
➢Integrated Power
●	On October 26, 2022, TotalEnergies and Casa dos Ventos (CDV), Brazil’s leading renewable energy developer, announced the creation of a 34%(TTE)/66%(CDV) joint venture to jointly develop, build and operate the renewable portfolio of Casa Dos Ventos. This portfolio includes 700 MW of onshore wind capacity in operation, 1 GW of onshore wind under construction, 2.8 GW of onshore wind and 1.6 GW of solar projects under well advanced development (COD[1] within 5 years). Besides, the newly formed JV will have the right to acquire the current and new projects that are or will be developed by CDV as they reach execution stage. The transaction amounts to a payment of $0.5 billion and an earn-out of up to $30 million for the acquisition of a 34% stake in the JV. In addition, TotalEnergies will have the option to acquire an additional 15% equity share in 2027. The transaction was completed in January 2023.
●	On June 29, 2023, the Company exercised its option to buy back all the shares in Total Eren Holding and Total Eren, in which it held 33.86% and 5.73% respectively. Total Eren has 3.5 GW of assets in operation worldwide, and a diversified portfolio of solar, wind, hydro and storage projects of more than 10 GW in 30 countries, of which nearly 1.2 GW are under construction or at an advanced stage of development. On 24 July, 2023, TotalEnergies completed this acquisition for a net investment of €1,467 million.

[1] Commercial Operation Date

➢Marketing & Services
●	On March 16, 2023, TotalEnergies and Alimentation Couche-Tard signed agreements concerning the TotalEnergies service station networks in four European countries, providing for an association of TotalEnergies and Couche-Tard in Belgium and Luxembourg and a transfer in Germany and the Netherlands.

On December 28, 2023, the transaction related to the network in Germany was finalized for a cash amount received after adjustments and before taxes of 2.4 billion dollars.

The assets and liabilities related to the networks in the Netherlands, Luxembourg, and Belgium are respectively classified in the sections “Assets classified as held for sale” and “Liabilities directly associated with the assets classified as held for sale” of the balance sheet on December 31, 2023. These transactions were finalized in January 2024 for 1.4 billion dollars.

2.2 Major business combinations

Accounting principles

In accordance with IFRS 3 “Business combinations”, TotalEnergies is assessing the fair value of identifiable acquired assets, liabilities and contingent liabilities on the basis of available information. This assessment will be finalised within 12 months following the acquisition date.

➢	Exploration & Production
●	Acquisition of participating interest in SARB and Umm Lulu offshore concession

The purchase price allocation of $1,473 million has been done and is shown below:

(M$)	At the acquisition date
Intangible assets	278
Tangible assets	1,429
Other assets and liabilities	(234)
Fair value of consideration	1,473

➢	Integrated Power
●	Acquisition of all the shares in Total Eren

The preliminary purchase price allocation brought back to 100% of $2,909 million is shown below:

(M$)	At the acquisition date
Goodwill	1,417
Intangible assets	821
Tangible assets	2,193
Other assets and liabilities	(64)
Net debt of the acquired treasury	(1,389)
Minority interests	(69)
Fair value of the consideration transferred	2,909

Goodwill represents the valuation of Total Eren’s ability to generate future projects in the field of renewable energy.

2.3 Divestment projects

Accounting principles

Pursuant to IFRS 5 “Non-current assets held for sale and discontinued operations”, assets and liabilities of affiliates that are held for sale are presented separately on the face of the balance sheet. Depreciation of assets ceases from the date of classification in “Non-current assets held for sale”.

➢	Exploration & Production

On August 4, 2023, TotalEnergies and its partner SOCAR (State Oil Company of the Republic of Azerbaijan) have signed an agreement to sell a 15% participating interest each in the Absheron gas field to ADNOC (Abu Dhabi National Oil Company). After completion of this transaction, which is subject to the approval by the relevant authorities, TotalEnergies will own a 35% interest in Absheron gas field, alongside SOCAR (35%) and ADNOC (30%).

As of December 31, 2023, the assets have been classified in the consolidated balance sheet as “assets classified as held for sale” for an amount of $314 million. These assets mainly include tangible assets.

➢	Marketing & Services

As of December 31, 2023, the assets and liabilities related to the transactions with Alimentation Couche-Tard on the TotalEnergies service station networks in the Netherlands, Luxembourg and Belgium were classified respectively under “ Assets classified as held for sale” for $1,153 million and under “ Liabilities directly associated with the assets classified as held for sale “ in the consolidated balance sheet for $577 million. The assets concerned are mainly tangible fixed assets.